RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Trade accounts receivable	$ 139	$ 151
Trade accounts payable	48	30
Revenues	769	618	$ 682
Purchases, general and administrative expenses	$ 550	$ 433	$ 334